Wilson Bank Holding Company - Parent Company Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				$ 157,348				$ 144,333				$ 139,557	$ 157,348	$ 144,333	$ 139,557
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively													(6,243)	(4,348)	(4,300)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													4,518	3,218	3,052
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(250)	(225)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													189	110	76
Share based compensation expense													31	24	20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively													1,707	4,211	(2,874)
Net earnings	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585	12,148	10,050	9,027
Ending balance	169,698				157,348				144,333				169,698	157,348	144,333
Common Stock
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				14,608				14,450				14,295	14,608	14,450	14,295
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													212	160	160
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(13)	(12)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													18	11	7
Ending balance	14,838				14,608				14,450				14,838	14,608	14,450
Additional Paid-In Capital
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				46,734				43,790				41,022	46,734	43,790	41,022
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													4,306	3,058	2,892
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(237)	(213)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													171	99	69
Share based compensation expense													31	24	20
Ending balance	51,242				46,734				43,790				51,242	46,734	43,790
Retained Earnings
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				95,141				89,439				84,712	95,141	89,439	84,712
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively													(6,243)	(4,348)	(4,300)
Net earnings													12,148	10,050	9,027
Ending balance	101,046				95,141				89,439				101,046	95,141	89,439
Net Unrealized Gain (Loss) On Available-For- Sale Securities
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				865				(3,346)				(472)	865	(3,346)	(472)
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively													1,707	4,211	(2,874)
Ending balance	2,572				865				(3,346)				2,572	865	(3,346)
Wilson Bank Holding Company [Member]
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				157,348				144,333				139,557	157,348	144,333	139,557
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively													(6,243)	(4,348)	(4,300)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													4,518	3,218	3,052
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(250)	(225)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													189	110	76
Share based compensation expense													31	24	20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively													1,707	4,211	(2,874)
Net earnings													12,148	10,050	9,027
Ending balance	169,698				157,348				144,333				169,698	157,348	144,333
Wilson Bank Holding Company [Member] | Common Stock
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				14,608				14,450				14,295	14,608	14,450	14,295
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													212	160	160
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(13)	(12)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													18	11	7
Ending balance	14,838				14,608				14,450				14,838	14,608	14,450
Wilson Bank Holding Company [Member] | Additional Paid-In Capital
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				46,734				43,790				41,022	46,734	43,790	41,022
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													4,306	3,058	2,892
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(237)	(213)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													171	99	69
Share based compensation expense													31	24	20
Ending balance	51,242				46,734				43,790				51,242	46,734	43,790
Wilson Bank Holding Company [Member] | Retained Earnings
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				95,141				89,439				84,712	95,141	89,439	84,712
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively													(6,243)	(4,348)	(4,300)
Net earnings													12,148	10,050	9,027
Ending balance	101,046				95,141				89,439				101,046	95,141	89,439
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For- Sale Securities
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				865				(3,346)				(472)	865	(3,346)	(472)
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively													1,707	4,211	(2,874)
Ending balance	$ 2,572				$ 865				$ (3,346)				$ 2,572	$ 865	$ (3,346)